Long-Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 All Company's term bank loans	Jun. 30, 2014 Five aframax tankers under construction	Jul. 02, 2014 Five aframax tankers under construction	Jun. 17, 2014 Suezmax Tanker Eurovision	Jul. 08, 2014 Suezmax Tanker Euro	Jul. 07, 2014 Suezmax Tanker Euro	Aug. 26, 2014 One Aframax Tanker Under Construction	Aug. 22, 2014 One Aframax Tanker Under Construction	Aug. 26, 2014 Two Aframax Tankers Under Construction	Aug. 22, 2014 Two Aframax Tankers Under Construction	Aug. 26, 2014 One Aframax Tanker Under Construction	Aug. 22, 2014 One Aframax Tanker Under Construction
Outstanding term loan balance	$ 592,286	$ 572,080		$ 193,239		$ 42,000		$ 39,000		$ 38,800		$ 78,744		$ 39,954
Duration of term bank loan				6 Years		7 Years		6 Years		7 Years		6 Years		6 Years
Loan facility amount draw down					$ 25,610	$ 42,000	$ 39,000		$ 5,172		$ 10,344		$ 5,172
Libor plus spread minimum			1.82%
Libor plus spread maximum			3.23%